NATIONWIDE VARIABLE INSURANCE TRUST
NVIT American Funds Asset Allocation Fund (formerly, American Funds NVIT Asset Allocation Fund)
NVIT American Funds Bond Fund (formerly, American Funds NVIT Bond Fund)
NVIT American Funds Global Growth Fund (formerly, American Funds NVIT Global Growth Fund)
NVIT American Funds Growth Fund (formerly, American Funds NVIT Growth Fund)
NVIT American Funds Growth-Income Fund (formerly, American Funds NVIT Growth-Income Fund)

Supplement dated December 14, 2021
to the Statement of Additional Information dated April 30, 2021

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Statement of Additional Information (“SAI”).

Effective immediately, the SAI is amended as follows:

1.	The table under the section entitled “Portfolio Manager fund holdings and management of other accounts” under the heading “Appendix C – Portfolio Managers” is amended to include the following:

Portfolio Manager/Investment Professional	Number of Other Registered Investment Companies (RICs) for which Portfolio Manager or Investment Professional Manages (Assets of RICs in Billions)[1]		Number of Other Pooled Investment Vehicles (PIVs) for which Portfolio Manager or Investment Professional Manages (Assets of PIVs in Billions) [1]	Number of Other Accounts for which Portfolio Manager or Investment Professional Manages (Assets of Other Accounts in Billions)[1,2]
Global Growth Fund
Roz Hongsaranagon[4]	1	$81.2	None	None
[1]
Indicates other RICs, PIVs or other accounts managed by Capital Research Company or its affiliates for which the portfolio manager also has significant day to day management responsibilities.  Assets noted are the total net assets of the RIC(s), PIV(s) or other accounts and are not the total assets managed by the individual, which is a substantially lower amount.  No RIC, PIV or account has an advisory fee that is based on performance of the RIC, PIV or account.

[2]	Personal brokerage accounts of portfolio managers and their families are not reflected.
[3]	The advisory fee of one of these accounts (representing $0.27 billion in total assets) is based partially on its investment results.
[4]	Information is as of September 30, 2021.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE